Events after the end of the reporting period	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events after the end of the reporting period

34. Events after the end of the reporting period

In February 2022, a securities class action complaint was filed under the caption Hipple v. Oatly Group AB et al., Index No. 151432/2022, in the New York County Supreme Court against the Company, certain of its officers and directors (including a former director), among others, alleging violations of the Securities Act of 1933.  The Company disputes each and every claim and intends to defend this matter vigorously.

In March 2022, Plaintiffs in In re Oatly Group AB Securities Litigation, Consolidated Civil Action No. 1:21-cv-06360-AKH, the securities class action pending in the United States District Court for the Southern District of New York, filed a consolidated amended complaint against the Company and certain of its officers and directors (including a former director), among others, alleging violations of the Securities Act of 1933, in addition to violations of the Securities Exchange Act of 1934 and SEC Rule 10b-5.  The Company disputes each and every claim and intends to defend this matter vigorously.

On March 28, 2022, the SRCF Agreement was amended for the purpose of, among other things, (i) postponing the application of the minimum EBITDA financial covenant from the third quarter of 2022 to (A) the second quarter of 2023 or (B) provided that the Group has successfully raised capital of at least $400 million by December 31, 2022, the second quarter of 2024, (ii) lowering the applicable tangible solvency ratio financial covenant levels, and (iii) introducing further restrictions on dividends from the Company stipulating that, following the exercise of the covenant conversion right, in addition to the requirement that no Event of Default (as defined in the SRCF Agreement) is outstanding or would occur immediately thereafter, any dividend from the Company is subject to the total net leverage ratio being equal to or less than 1.00:1 immediately before and after the making of such dividend.